Contents of Significant Accounts - Components of Other Comprehensive Income (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Statement of changes in equity [abstract]
Remeasurements of defined benefit pension plans, Arising during the period	$ 188,451	$ 5,747	$ 402,234	$ 296,804
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Arising during the period	(539,327)	(16,448)	5,530,359	(4,646,064)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Arising during the period	301,134	9,184	1,610,116	(1,694,965)
Exchange differences on translation of foreign operations, Arising during the period	8,902,745		(2,386,278)	9,292,308
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Arising during the period	324,191		(73,005)	91,442
Total other comprehensive income (loss), Arising during the period	9,177,194		5,083,426	3,339,525
Exchange differences on translation of foreign operations, Reclassification adjustments during the period	0		0	0
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Reclassification adjustments during the period	(817)		(1,413)	0
Total other comprehensive income (loss), Reclassification adjustments during the period	(817)		(1,413)	0
Remeasurements of defined benefit pension plans, Before tax	188,451	5,747	402,234	296,804
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Before tax	(539,327)		5,530,359	(4,646,064)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Before tax	301,134	9,184	1,610,116	(1,694,965)
Exchange differences on translation of foreign operations, Before tax	8,902,745	271,508	(2,386,278)	9,292,308
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Before tax	323,374	9,862	(74,418)	91,442
Total other comprehensive income (loss), Before tax	9,176,377		5,082,013	3,339,525
Remeasurements of defined benefit pension plans, Income tax effect	(37,690)		(80,447)	(59,361)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Income tax effect	25,123		(243,057)	(71,121)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Income tax effect	28,783		(90,891)	123,483
Exchange differences on translation of foreign operations, Income tax effect	153,317		386,660	883,238
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Income tax effect	(24,317)		3,768	(23,672)
Total other comprehensive income (loss), Income tax effect	145,216		(23,967)	852,567
Remeasurements of defined benefit pension plans, Net of tax	150,761		321,787	237,443
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Net of tax	(514,204)		5,287,302	(4,717,185)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Net of tax	329,917		1,519,225	(1,571,482)
Exchange differences on translation of foreign operations, Net of tax	9,056,062		(1,999,618)	10,175,546
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Net of tax	299,057		(70,650)	67,770
Total other comprehensive income (loss)	$ 9,321,593	$ 284,282	$ 5,058,046	$ 4,192,092